Annual Fund Operating Expenses - First Trust Low Duration Opportunities ETF - First Trust Low Duration Opportunities ETF	Mar. 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.68%